Preferred and Common Stock	12 Months Ended
Dec. 31, 2013
Preferred And Common Stock [Abstract]
Preferred and Common Stock
Preferred and Common Stock

The Company entered into a Rights Agreement (the “Rights Agreement”) with American Stock Transfer & Trust Company, as rights agent, to provide the Board with sufficient time to assess and evaluate any takeover bid and explore and develop a reasonable response. Effective November 1999, the Rights Agreement was amended to eliminate certain limitations on the Board’s ability to redeem or amend the rights to permit an acquisition and also to eliminate special rights held by incumbent directors unaffiliated with an acquiring shareholder. The Rights Agreement will expire on August 13, 2014 unless it is extended or such rights are earlier redeemed or exchanged.

In fiscal year 1985, the Board authorized 5,000,000 shares of $0.50 par value preferred stock. Prior to November 19, 2007, no preferred stock had been issued. On November 19, 2007, the Company completed public offerings of 2,139,000 shares of 6.50% mandatorily convertible preferred stock (“preferred stock”) at $1,000 per share, as well as an offering of 55,440,000 shares of common stock at $14.00 per share, pursuant to a shelf registration statement previously filed with the Securities and Exchange Commission. On November 15, 2010, the conversion of the 6.50% mandatorily convertible preferred stock were converted into 125,234,172 shares of Mylan’s common stock was completed at the minimum conversion rate.